CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (607,509)	$ (88,080)	¥ (451,754)	¥ (211,900)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and software	58,766	8,520	44,870	21,589
Share-based compensation	24,102	3,494	60,384
Amortization of right-of use assets and interest of lease liabilities	18,742	2,717	15,397
Foreign exchange (gain) loss, net	8,169	1,184	1,297	2,914
Changes in operating assets and liabilities:
Prepayments and other current assets	14,096	2,044	(10,040)	(18,295)
Amounts due to related parties	4,662	676
Accrued liabilities and other current liabilities	16,871	2,446	43,760	7,543
Other non-current assets			(1,619)
Lease liabilities	(18,963)	(2,749)	(15,309)
Other non-current liabilities	(1,584)	(230)	8,464
Net cash used in operating activities	(482,648)	(69,978)	(304,550)	(198,149)
Cash flows from investing activities:
Purchase of property, equipment and software	(48,388)	(7,016)	(56,743)	(79,400)
Investments in short-term investments	(261,166)	(37,866)	(10,000)	(28,055)
Proceeds from disposal of short-term investments	261,222	37,874	25,127	13,514
Net cash used in investing activities	(48,332)	(7,008)	(41,616)	(93,941)
Cash flows from financing activities:
Proceeds from initial public offering and over-allotment, net of underwriting commissions			1,448,959
Proceeds from exercise of options and registration of restricted share units	337	49	1,745
Repayment of convertible loans				(138,695)
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				795,420
Proceeds from bank borrowings	104,600	15,166	71,233	103,008
Repayments of bank borrowings	(68,476)	(9,928)	(51,294)	(122)
Payment of initial public offering costs			(14,458)	(3,144)
Payment of offering costs	(3,137)	(455)
Net cash generated from financing activities	33,324	4,832	1,456,185	756,467
Effect of exchange rate on cash and cash equivalents	123,295	17,877	(35,321)	(22,127)
Net increase (decrease) in cash and cash equivalents	(374,361)	(54,277)	1,074,698	442,250
Cash and cash equivalents at the beginning of year	1,829,006	265,181	754,308	754,308	¥ 312,058
Cash and cash equivalents at the end of year	1,454,645	210,904	1,829,006	754,308	754,308
Supplemental cashflow disclosures:
Interest paid	¥ 6,737	$ 977	5,063	2,155
Non-cash activities:
Accretion of convertible redeemable preferred shares to redemption value			¥ 1,989	62,733	¥ 36,802
Payables for deferred initial public offering cost				¥ 14,924